CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Short Term Loans
	US dollars
	December 31,
(in thousands)	2022	2021

Short-term loans - linked to the Mexican Pezo	206	195
Current maturities of long-term loan (Note 10B)	11,639	17,558
	11,845	17,753

Schedule of Amount to be Paid
US dollars
December 31,
(in thousands)	2022

First year	11,845
Second year	206
Third year	139
12,190